              As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 2-58043
                                                      '40 Act File No. 811-2716
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 27        [x]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 28               [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

     It is proposed that this filing will become effective (check appropriate space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on November 27,1996 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

===============================================================================



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Parts A, B and all items of Part C of Post-Effective Amendment No. 26 to the
Registration Statement which was filed with the Securities and Exchange Commission on November 1, 1996 are incorporated by reference into this filing of Post-Effective Amendment No. 27 to the Registration Statement.

Item 32.  UNDERTAKINGS

          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

          (b) include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) hereby represent that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

          The Registrant hereby represents that any Contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).





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                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of November 1996.


                                            NATIONWIDE VARIABLE ACCOUNT
                                    -------------------------------------------
                                                  (Registrant)

                                         NATIONWIDE LIFE INSURANCE COMPANY
                                    -------------------------------------------
                                                   (Depositor)

                                                By/s/JOSEPH P. RATH
                                    -------------------------------------------
                                                 Joseph P. Rath
                                               Vice President and
                                            Associate General Counsel


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 27th day of November, 1996.



       SIGNATURE                                             TITLE

LEWIS J. ALPHIN                                              Director
-------------------------------
Lewis J. Alphin


KEITH W. ECKEL                                               Director
-------------------------------
Keith W. Eckel


WILLARD J. ENGEL                                             Director
-------------------------------
Willard J. Engel

FRED C. FINNEY                                               Director
------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                    Director
------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                             President/Chief Operating Officer and Director
------------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                                 Chairman of the Board and Director
-----------------------------
Henry S. Holloway

D. RICHARD MCFERSON                      Chairman and Chief Executive Officer - Nationwide Insurance
------------------------------                          Enterprise and Director
D. Richard McFerson

DAVID O. MILLER                                              Director
------------------------------
David O. Miller

C. RAY NOECKER                                               Director
------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President- Chief Financial Officer
------------------------------
Robert A. Oakley

JAMES F. PATTERSON                                           Director                 By/s/JOSEPH P. RATH
-------------------------------                                                     -----------------------
James F. Patterson                                                                     Joseph P. Rath
                                                                                       Attorney-in-Fact
ARDEN L. SHISLER                                             Director
------------------------------
Arden L. Shisler


ROBERT L. STEWART                                            Director
------------------------------
Robert L. Stewart


NANCY C. THOMAS                                              Director
------------------------------
Nancy C. Thomas


HAROLD W. WEIHL                                              Director
------------------------------
Harold W. Weihl




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